Summary of Significant Accounting Policies (Details)			6 Months Ended	12 Months Ended
	Apr. 25, 2025 shares	Apr. 01, 2019	Jun. 30, 2024 USD ($)	Dec. 31, 2027 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Voting power percentage						50.00%	50.00%
Cash in bank						$ 71,499				¥ 500,000
Restricted cash (in Dollars)						5,979			$ 152,487
Allowance for credit losses (in Dollars)						201,995		108,936
Allowances for uncollectible amounted to suppliers (in Dollars)						2,860		2,740
Receive earnout shares (in Shares) | shares	936,000
Contributed profits (in Dollars)						$ 1,600,000
Percentage of escrow earnout shares						30.00%				30.00%
Fair value of earnout liability acquisition (in Dollars)
Percentage of discount rate						18.23%	18.23%
Impairment losses (in Dollars)						$ 725,940
Goodwill impairment loss (in Dollars)						7,982,271
Shipping and handling expenses (in Dollars)						$ 98,031		$ 20,406	$ 11,333
Value added tax percentage		13.00%
Escrow earnout shares in escrow account (in Shares) | shares						936,000	936,000
Operating segments						2	2
Insurance regulation (in Yuan Renminbi) | ¥							¥ 500,000
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Contributed profits (in Dollars)				$ 3,400,000	$ 2,800,000
Percentage of escrow earnout shares				40.00%	30.00%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						59.00%	59.00%	36.00%	79.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						58.00%	58.00%	37.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage								13.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						28.00%	28.00%	23.00%
Customer Concentration Risk [Member] | Four Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage								12.00%
Customer Concentration Risk [Member] | Three major Suppliers | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						17.00%	17.00%
Customer Concentration Risk [Member] | One Suppliers [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage								58.00%
Customer Concentration Risk [Member] | Two Suppliers [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage								33.00%
One major suppliers [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						36.00%	36.00%	68.00%	83.00%
Two major suppliers [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						16.00%	16.00%	13.00%
Three Major Suppliers [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						13.00%	13.00%
Two Suppliers [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						20.00%	20.00%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage									14.00%
One Suppliers [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						48.00%	48.00%
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents (in Dollars)						$ 49,673		$ 665,968
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Pre-delivery shares issued to investor (in Shares) | shares						127,000	127,000
Three customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage								22.00%